Income Tax - Schedule of Tax on Losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax on Losses [Abstract]
Current	$ 11,262	$ 14,515	$ 40,405	$ 112,323	$ 64,343
Deferred	1,195			(3,395)	(1,360)
Total	$ 12,457	$ 14,515	$ 40,405	$ 108,928	$ 62,983